Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 99.8%
Aerospace & Defense — 4.6%
Karman Holdings, Inc.*	8,975	$718,449
Leonardo DRS, Inc.	13,320	593,006
Loar Holdings, Inc.*	11,115	636,778
Moog, Inc., Class A	3,484	1,019,558
		2,967,791
Apparel — 1.8%
On Holding AG, Class A*	10,889	370,444
Tapestry, Inc.	5,634	795,014
		1,165,458
Biotechnology — 8.8%
Bridgebio Pharma, Inc.*	9,439	700,940
CG oncology, Inc.*	3,821	258,605
Cytokinetics, Inc.*	6,424	423,406
Insmed, Inc.*	5,590	914,077
Ionis Pharmaceuticals, Inc.*	10,691	802,787
Ligand Pharmaceuticals, Inc.*	1,278	255,153
Praxis Precision Medicines, Inc.*	1,516	488,440
Revolution Medicines, Inc.*	7,626	741,628
Roivant Sciences Ltd.*	38,531	1,067,309
		5,652,345
Building Materials — 1.7%
SPX Technologies, Inc.*	5,564	1,112,466
Chemicals — 1.1%
Solstice Advanced Materials, Inc.	9,004	685,745
Commercial Services — 1.3%
Herc Holdings, Inc.	3,750	373,312
Toast, Inc., Class A*	16,394	434,605
		807,917
Computers — 4.0%
CACI International, Inc., Class A*	1,079	586,836
Everpure, Inc., Class A*	10,660	629,366
Lumentum Holdings, Inc.*	1,432	1,006,352
Rubrik, Inc., Class A*	7,499	367,226
		2,589,780
Distribution & Wholesale — 2.6%
VSE Corp.	4,171	769,132
Watsco, Inc.	1,372	499,120
WESCO International, Inc.	1,438	393,466
		1,661,718
Diversified Financial Services — 3.1%
Enova International, Inc.*	4,321	586,922
Houlihan Lokey, Inc.	5,124	735,909
Piper Sandler Cos.	8,864	678,539
		2,001,370
Electrical Components & Equipment — 1.1%
Novanta, Inc.*	5,702	673,463
Electronics — 5.6%
Advanced Energy Industries, Inc.	3,177	1,025,250
Badger Meter, Inc.	2,573	391,997
Coherent Corp.*	4,904	1,168,182
	Number of Shares	Value†

Electronics — (continued)
Hubbell, Inc.	1,061	$520,675
Mirion Technologies, Inc.*	24,953	463,876
		3,569,980
Energy-Alternate Sources — 2.0%
Nextpower, Inc., Class A*	8,102	976,696
Solv Energy, Inc., Class A*	9,216	276,757
		1,253,453
Engineering & Construction — 5.2%
Comfort Systems USA, Inc.	554	763,961
Dycom Industries, Inc.*	1,976	669,508
EMCOR Group, Inc.	1,054	778,179
Fluor Corp.*	5,537	258,301
MYR Group, Inc.*	2,995	845,548
		3,315,497
Hand & Machine Tools — 0.9%
Franklin Electric Co., Inc.	6,157	567,491
Healthcare Products — 5.3%
Bio-Techne Corp.	12,882	673,213
Globus Medical, Inc., Class A*	8,819	759,845
Guardant Health, Inc.*	6,634	612,783
Natera, Inc.*	4,288	857,557
Repligen Corp.*	4,074	479,999
		3,383,397
Healthcare Services — 4.3%
BrightSpring Health Services, Inc.*	16,376	697,781
Encompass Health Corp.	6,384	617,524
RadNet, Inc.*	10,229	571,699
The Ensign Group, Inc.	4,204	847,106
		2,734,110
Home Builders — 0.7%
Toll Brothers, Inc.	3,080	420,328
Home Furnishings — 1.2%
SharkNinja, Inc.*	7,258	768,622
Insurance — 0.9%
Equitable Holdings, Inc.	16,039	595,207
Leisure Time — 3.0%
Amer Sports, Inc.*	18,070	594,864
Life Time Group Holdings, Inc.*	21,764	586,322
Planet Fitness, Inc., Class A*	9,826	730,858
		1,912,044
Lodging — 1.1%
Hyatt Hotels Corp., Class A	4,970	714,636
Machinery — Diversified — 3.9%
Applied Industrial Technologies, Inc.	1,591	422,124
Crane Co.	3,682	629,622
CSW Industrials, Inc.	3,045	793,466
Nordson Corp.	2,442	649,719
		2,494,931

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Metal Fabricate/Hardware — 2.1%
RBC Bearings, Inc.*	1,972	$1,071,033
The Timken Co.	2,579	259,370
		1,330,403
Miscellaneous Manufacturing — 4.6%
Enpro, Inc.	3,407	853,964
Fabrinet*	2,163	1,128,048
Federal Signal Corp.	8,894	961,797
		2,943,809
Oil & Gas Services — 1.1%
Archrock, Inc.	12,069	420,001
Solaris Energy Infrastructure, Inc.	4,651	262,828
		682,829
Pharmaceuticals — 2.5%
Ascendis Pharma A/S, ADR*	2,018	461,577
Madrigal Pharmaceuticals, Inc.*	1,156	605,131
Protagonist Therapeutics, Inc.*	1,718	181,077
Rhythm Pharmaceuticals, Inc.*	4,408	383,364
		1,631,149
Retail — 8.6%
BJ's Wholesale Club Holdings, Inc.*	5,319	523,496
Boot Barn Holdings, Inc.*	2,845	416,394
Brinker International, Inc.*	4,931	703,999
Casey's General Stores, Inc.	687	500,040
Cava Group, Inc.*	10,523	851,311
Dick's Sporting Goods, Inc.	3,146	623,820
Dutch Bros, Inc., Class A*	15,511	785,787
Ollie's Bargain Outlet Holdings, Inc.*	4,022	370,185
Texas Roadhouse, Inc.	4,525	747,259
		5,522,291
Semiconductors — 8.9%
Astera Labs, Inc.*	5,122	561,371
Lattice Semiconductor Corp.*	14,936	1,385,464
MACOM Technology Solutions Holdings, Inc.*	6,090	1,352,406
Onto Innovation, Inc.*	5,678	1,164,388
Teradyne, Inc.	4,107	1,217,561
		5,681,190
Software — 5.6%
Akamai Technologies, Inc.*	4,355	500,172
MongoDB, Inc.*	1,334	326,523
Procore Technologies, Inc.*	8,855	504,735
PTC, Inc.*	3,385	482,328
Samsara, Inc., Class A*	12,206	386,808
ServiceTitan, Inc., Class A*	4,817	305,687
Twilio, Inc., Class A*	5,845	735,418
Waystar Holding Corp.*	14,918	359,673
		3,601,344
Telecommunications — 0.9%
Credo Technology Group Holding Ltd.*	6,418	602,458
	Number of Shares	Value†

Transportation — 1.3%
Saia, Inc.*	2,309	$811,106
TOTAL COMMON STOCKS (Cost $56,555,224)		63,854,328

SHORT-TERM INVESTMENTS — 0.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.546%) (Cost $476,078)	476,078	476,078
TOTAL INVESTMENTS — 100.6% (Cost $57,031,302)		$64,330,406
Other Assets & Liabilities — (0.6)%		(362,044)
TOTAL NET ASSETS — 100.0%		$63,968,362

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.

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